Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 12, 2022 $ / shares shares	Dec. 31, 2025 USD ($) Businessday $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Aug. 21, 2021 $ / shares
Property Plant And Equipment [Line Items]
Date of incorporation		Nov. 23, 2020
Common Stock, Shares, Issued | shares		63,676,383	62,511,104
Stockholders' equity, reverse stock split	1-for-12
Stock issued during period, shares, reverse stock splits | shares	0
Common stock, par value | $ / shares	$ 0.012	$ 0.012	$ 0.012
Expense Incremental Costs Incurred		1 year
Cash held in escrow | $		$ 20,000
Number of business days | Businessday		5
Lessee, option to extend		the lease term for an additional five years.
Lessee, option to terminate		Certain leases also include the option to terminate the lease within one year.
Expected life of the intangible asset		3 years 2 months 12 days	3 years
Contractual agreement description		The Company does not contract directly with consumers within our Merchant Solutions segment; as such, our contracts in this segment are all written contractual agreements primarily in two main categories. The first category includes contracts with our sponsor banks and processing partners, which are typically long-term contractual relationships with durations of 5 years, but continuing in effect with automatic renewals of one year or longer. These agreements usually have termination clauses requiring written notice and 90 to 180-day notice periods. The second category is our contracts with merchants. The contracts with merchants are tri-party agreements, usually between the Company, the merchants and sponsor banks with durations of three years followed by annual auto-renewals at the end of the terms. Termination clauses generally require 30 days written notice and can be terminated without significant penalty. While the duration of contracts may differ, the primary source of revenue is consistent across segments and consumer base.
Consumer Contractual Agreements Description		The Company’s consumer facing contracts have online terms and conditions that the consumers agree on as terms of business; these are typically open ended and can be terminated without penalty by either party. Therefore, these contracts are essentially defined at the transaction level and there is no commitment to provide further services beyond the services already provided. Our merchant contracts in the Digital Wallets segment are formal written contractual agreements with merchants who accept our services on their platforms. These contracts are longer-term relationships structured as open-ended contracts and are typically cancellable by either party with 30 to 60-day written notice without significant penalty.
Finite-Lived Intangible Asset, Useful Life		3 years 2 months 12 days	3 years
Deferred equity costs | $		$ 0
Defined contribution plans | $		6,108	$ 6,079	$ 5,582
Advertising expense | $		$ 46,434	38,526	38,833
Income tax examination, likelihood of unfavorable settlement		The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and consideration of the tax authorities widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement.
Transfers Between Fair Value Hierarchy Levels | $		$ 0	$ 0
Common stock, per share | $ / shares		$ 138			$ 138
Warrants outstanding | shares		53,900,329	53,900,329
Share-based compensation description		These awards are subject to a service condition or a performance condition. The awards with a service condition generally vest ratably over three years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The awards with a performance condition vest at the end of one- or three-years and the number of stock units that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. Share-based compensation expense for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.
Options contractual term		10 years
Options vesting period, description		vest annually in equal increments over three years
Paysafe Limited [Member]
Property Plant And Equipment [Line Items]
Cash consideration | $		$ 2,448,799
Business acquisition equity instrument consideration, shares issued | shares		333,419,924
Common unit, issued | shares		190,292,458
Paysafe Limited [Member] | Private Warrants [Member]
Property Plant And Equipment [Line Items]
Warrants outstanding | shares		5,000,000
Paysafe Limited [Member] | Public Warrants [Member]
Property Plant And Equipment [Line Items]
Warrants outstanding | shares		48,901,025
Paysafe Bermuda Holdings L L C [Member]
Property Plant And Equipment [Line Items]
Common unit, issued | shares		20,893,780
PIPE Investment [Member]
Property Plant And Equipment [Line Items]
Common Stock, Shares, Issued | shares		200,000,000
Shares Issued Price Per Share | $ / shares		$ 10
Proceeds from issuance of common stock | $		$ 2,000,000
Incremental costs | $		$ 151,722
Software Development Cost
Property Plant And Equipment [Line Items]
Expected life of the intangible asset		3 years
Research and Development Expense | $		$ 15,778	$ 7,267	$ 7,278
Finite-Lived Intangible Asset, Useful Life		3 years
Minimum
Property Plant And Equipment [Line Items]
Remaining lease terms		1 year
Maximum
Property Plant And Equipment [Line Items]
Remaining lease terms		10 years
Maximum | Software Development Cost
Property Plant And Equipment [Line Items]
Expected life of the intangible asset		10 years
Finite-Lived Intangible Asset, Useful Life		10 years